Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000167184
Shareholder Report [Line Items]
Class Name	Institutional Shares
Trading Symbol	CAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Canterbury Portfolio Thermostat Fund (the “Fund”) for the period of May 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.canterburygroup.com/mutualfund. You can also request this information by contacting us at (844) 838-2121.
Additional Information Phone Number	(844) 838-2121
Additional Information Website	https://www.canterburygroup.com/mutualfund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$438	3.87%

Expenses Paid, Amount	$ 438
Expense Ratio, Percent	3.87%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,874,240
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 73,249
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,874,240
Number of Portfolio Holdings	19
Advisory Fee	$73,249
Portfolio Turnover	59%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Health Care	3.8%
Financials	4.5%
Consumer Discretionary	4.6%
Money Market Funds	5.1%
Energy	5.2%
Technology	12.9%
Industrials	14.9%
Exchange-Traded Funds	49.5%